29. FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2019
Financial Income Expenses Net
FINANCIAL INCOME (EXPENSES), NET

29           FINANCIAL INCOME (EXPENSES), NET

	12.31.19	12.31.18	12.31.17
Financial income
Interest on assets (1)	1,048,527	596,374	302,494
Exchange rate variation on net assets of foreign subsidiaries	215,822	330,523	213,460
Exchange rate variation on other assets	194,634	404,579	-
Interest on cash and cash equivalents	140,530	159,316	267,781
Interests on financial assets classified as:
Amortized cost	93,433	98,649	61,661
Fair value throught profit and loss	21,065	14,544	19,825
Fair value throught other comprehensive income	631	651	8,209
Exchange rate variation on marketable securities	27,857	44,996	-
Impairment on marketable securities	5,153	-	-
Exchange rate variation on other liabilities	-	-	388,117
Tax amnesty program ("PERT")	-	-	302,144
	1,747,652	1,649,632	1,563,691

Financial expenses
Interest on loans and financing (2)	(1,516,706)	(1,335,061)	(1,410,175)
Interest on liabilities (3)	(1,015,872)	(220,349)	(520,089)
Exchange rate variation on loans and financing	(320,852)	(1,265,861)	(190,352)
Adjustment to present value	(305,239)	(277,371)	(283,280)
Loss on derivative transactions, net	(173,351)	(212,672)	(117,238)
Loss on grains price variation	(14,854)	(112,841)	(22,337)
Exchange rate variation on other liabilities	(2,122)	(169,538)	-
Impairment on marketable securities	-	(7,557)	-
Exchange rate variation on other assets	-	-	(593,534)
Exchange rate variation on marketable securities	-	-	(94,612)
Others	(264,055)	(289,856)	(213,832)
	(3,613,051)	(3,891,106)	(3,445,449)
	(1,865,399)	(2,241,474)	(1,881,758)

(1)       Includes the financial effects of the final decision related to the exclusion of ICMS from the PIS and COFINS calculation base (note 9).

(2)       Includes the premium paid effects of bonds repurchases and write-off of deferred costs (note 16.2).

(3)       Includes the financial effects of the tax contingency on ICMS credit in the basic food basket products (note 22).